Modifications of Financial Assets	12 Months Ended
Dec. 31, 2019
Statement [line items]
Modifications of Financial Assets
20.	MODIFICATIONS OF FINANCIAL ASSETS
As explained in note 52, on August 28, 2019, the Federal Executive Power (PEN, for its acronym in Spanish), through the Emergency Decree No. 596/2019 (DNU, for its acronym in Spanish) set, for certain short-term government securities, an immediate and stepped extension of their maturities, with no effects on the denomination currency, principal and the agreed-upon interest rate. This DNU, established the following schedule related to how these obligations will be canceled: (i) 15% upon maturity according to the original terms and conditions of its issuance, (ii) 90 calendar days after the payments described in (i), 25% of the amount owed will be cancelled, plus accrued interest over the carrying amount (net of the payments made according to section (i)); and (iii) the remaining amount owed will be cancelled 180 calendar days as from the first payment described in (i). For LECAPS with maturity date from January 1, 2020, the remaining amount owed, after the payments described in section (i), will be fully cancelled at 90 calendar days after such payments.
As the Bank had in its portfolio under amortized cost business model, government securities which contractual cash flows were modified as explained above, the Bank recalculated, at the modification date, the gross carrying amount of those financial assets as the present value of the modified contractual cash flows discounted at the original effective rate.
At the modification date, the gross carrying amount of the modified financial assets amounted to 9,524,860. As a consequence, the new gross carrying amount amounted to 6,658,625 and generated a modification loss for 2,866,235 included in “Other operating expenses” (see additionally note 38). As of December 31, 2019 the gross carrying amount of the Bank’s residual holding on these financial assets amounted to 6,608,365. All amounts disclosed in this paragraph are in terms of the measuring unit current at the end of the reporting period.
In the abovementioned note 52 are detailed other provisions established by the PEN, which have no effects for the Bank as of December 31, 2019.